CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue and Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 235,133	$ 234,866	$ 271,566
Long-lived assets	90,893	85,369
Commercial Division [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	130,306	141,576	158,882
Services Division [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	50,010	45,079	57,313
South America And Central America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	110,825	84,048	115,190
Asia And Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	51,983	91,616	84,482
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	41,951	26,155	39,087
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	66,457	68,527
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	11,932	4,276
Latin America [Member] | Revenues [Member] | Services Division [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage			13.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,999	1,936
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,393	23,096	23,906
Long-lived assets	9,486	9,453
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,981	9,951	8,901
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,019	$ 1,177
Australia [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		21.00%
Australia [Member] | Revenues [Member] | Commercial Division [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage			17.00%